As filed with the Securities and Exchange Commission on March 8, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

Item 1. Report to Stockholders.

B A R R E T T
G R O W T H F U N D

Letter to
Shareholders
January 23, 2007

Dear Fellow Shareholders:

In the second fiscal quarter ending December 31, 2006, the Barrett Growth Fund achieved a return of 5.85%, slightly lagging its peer group and the S&P 500® Index which posted a 6.70% gain for the same time period. Over the past calendar year, the Fund outperformed its peers by more than two fold, but underperformed the broad index.

	Total Return*		Average Annual Return*
	Second Quarter	One Year	Five-Year	Since Inception
	10/01/06-12/31/06	01/01/06-12/31/06	01/01/02-12/31/06	12/29/98-12/31/06
Barrett Growth Fund	+5.85%	+10.50%	+3.44%	+2.17%
Lipper Large-Cap Growth	+5.92%	+4.72%	+2.01%	(1.17%)
Funds Index[1]
S&P 500® Index[2]	+6.70%	+15.79%	+6.19%	+3.29%
1
The Lipper Large-Cap Growth Funds Index is an equally weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper. An index is unmanaged. Investors cannot invest directly in an index.

2
The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets. The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees. An index is unmanaged. Investors cannot invest directly in an index.

*
The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance data shown above. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost. As economic and market conditions change frequently there can be no assurance that trends described will continue or that forecasts will come to pass. Current performance data to the most recent month end may be obtained by calling (877) 363-6333 toll free. Shares of the Barrett Growth Fund are distributed by Legg Mason Investor Services LLC (07-0066) (“LMIS”) (Member SIPC/NASD). Legg Mason Investor Services LLC and Barrett Associates, Inc. are both subsidiaries of Legg Mason, Inc.

The Quarter in Review
The rally in stock prices that began in the summer continued through the end of the year. The market was sparked by lower oil prices, strong growth in corporate profits and dividends, and an astounding number of mergers and acquisitions. The deep downturn in the housing market and weak domestic auto production led to a slowdown in the U.S. economy. As a result, the Federal Reserve put its policy of raising short-term interest rates on hold. This change by the Federal Reserve has encouraged equity investors to expect a cut in short-term rates later in 2007.

B A R R E T T
G R O W T H F U N D

Performance Review
The best and worst performing securities during the quarter ended December 31, 2006 are shown below:
Best Performers		Worst Performers
1. Navteq Corp.	33.9%	1. Covance, Inc.	(11.2%)
2. Biomet, Inc.	28.2%	2. SRA Intl Inc. Class A	(11.0%)
3. Resmed Inc.	22.3%	3. Varian Medical Systems, Inc.	(10.9%)
4. Cisco Systems	18.9%	4. Genzyme Corp.	(8.7%)
5. Goldman Sachs Group	17.8%	5. Donaldson Inc.	(5.9%)
Although healthcare was the weakest sector during calendar year 2006, the above table includes two healthcare stocks, Biomet and Resmed, which were among our best performers for the quarter.

The Portfolio
The stock market was strong across all industries in the quarter. Cyclical stocks, such as industrials, led the market; whereas consumer staples and healthcare stocks posted the smallest gains.

The following pie chart is a graphical depiction of the sector weightings of the portfolio. As the chart indicates, the Fund remains well diversified by sector. The top holdings of the Fund for the quarter ended December 31, 2006 are also listed below.

	Top Ten Holdings (Percent of Total Assets)[3]
1.	Microsoft Corp.	3.91%
2.	Schlumberger Ltd.	3.68%
3.	General Electric Co.	3.61%
4.	Automatic Data
	Processing Inc..	3.58%
5.	Sysco Corporation	3.57%
6.	Procter & Gamble Co.	3.12%
7.	State Street Corp.	2.95%
8.	Millipore Corp.	2.91%
9.	Pepsico Inc.	2.73%
10.	The Goldman Sachs
	Group Inc.	2.71%

* Short-Term Investments are 1.7% and Exchange
Traded Funds are 4.0% of the Fund’s holdings.

3
Portfolio holdings are as of 12/31/06 and subject to change at any time. The mention of any individual securities does not constitute and should not be construed as a recommendation to purchase or sell such securities, and the information provided regarding such individual securities is not a sufficient basis upon which to make an investment decision.

All investing entails risks, including the possible loss of principal. The Fund may invest in foreign securities. Foreign securities involve special risks not ordinarily associated with U.S. securities, such as currency fluctuations, and changes in political and economic conditions. The Fund may also invest in mid-capitalization companies, which may involve a higher degree of risk and volatility than investments in larger, more established companies.

B A R R E T T
G R O W T H F U N D

During the quarter we made very few changes in the Fund holdings. We took profits in Cognizant Technology Solutions primarily because we thought its valuation had become too rich. We reinstated a position in United Parcel Service, which we think will benefit from global trade as well as any relief in energy costs. The one new security purchased was Rockwell Automation.

Rockwell Automation Inc. (ROK) is a leading global provider of industrial automation power, control and information products and services. The company holds the number one position in industrial automation control in the U.S. and is second globally.

Rockwell’s Logix integrated architecture allows the company to sell one platform with a single programming language that can be applied across numerous industries. This has enabled the company to expand into new segments of the market, such as food, beverages and pharmaceuticals in addition to its traditional base in automobiles and machinery. International markets will continue to offer additional growth opportunities for Rockwell, particularly in Asia and specifically in China. China is Rockwell’s third largest country by revenue and the second largest Logix customer. With continued signs of robust growth in Asia, the company has been growing faster in China than any other automation competitor. Additionally, the company is generating overall strong revenue growth and its operating margins are expanding.

Investment Outlook
Many of the catalysts that spurred the market in 2006 remain in place. Interest rates continue at reasonable levels, while commodity prices such as copper are softening along with oil and gas prices. Europe and Japan are expected to show solid economic growth, while China hums along at near 10% growth. Corporate profits are projected to slow to the 8-10% range in 2007, which is not surprising after having doubled in the past four years. Additionally, it is anticipated that dividends will slow versus last year, but stock buybacks and mergers are likely to remain at high levels. We continue to think that alternatives to equities such as bonds do not offer sufficient yields to compete with the returns we expect from equities.

We remain confident in the fundamentals of the companies we own in the Fund. We believe that companies with strong balance sheets, rising earnings and dividends, and worldwide growth opportunities are reasonably valued and are well represented in the Fund.

B A R R E T T
G R O W T H F U N D

Thank you for choosing the Barrett Growth Fund. Please visit us at our website, www.barrettgrowthfund.com. If you have any questions, please call toll-free (877) 363-6333.

Sincerely,

Peter H. Shriver, CFA
President & Portfolio Manager

Robert J. Milnamow
Lead Portfolio Manager

E. Wells Beck, CFA
Portfolio Manager

The outlook and views presented above are those of the Investment Adviser as of 01/23/07, and are subject to change. This information is intended for the shareholders of the Barrett Growth Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus. Investors should consider the risks, objectives, charges and expense of the Fund carefully before investing. The prospectus, which contains this and other information about the Fund, is available on www.barrettassociates.com. Investors should read the prospectus carefully before investing.

B A R R E T T
G R O W T H F U N D

Expense Example - December 31, 2006 (Unaudited)

As a shareholder of the Barrett Growth Fund (the “Fund”), you incur ongoing costs, including investment advisory fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2006 - December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2006 to
	July 1, 2006	December 31, 2006	December 31, 2006
Actual	$1,000.00	$1,099.70	$6.62
Hypothetical (5% return per year before expenses)	$1,000.00	$1,018.90	$6.36
* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

B A R R E T T
G R O W T H F U N D

Schedule of Investments
December 31, 2006
(Unaudited)
		Market
Shares		Value
	COMMON STOCKS - 98.26%
	BASIC INDUSTRY - 23.52%
	Energy - 8.21%
5,000	Exxon Mobil Corporation	$383,150
5,000	Rowan Companies, Inc.	166,000
12,000	Schlumberger Limited	757,920
8,000	XTO Energy, Inc.	376,400
		1,683,470
	Industrial - 13.27%
12,000	Donaldson Company, Inc.	416,520
20,000	General Electric Company	744,200
5,200	L-3 Communications
	Holdings, Inc.	425,256
6,000	Rockwell Automation, Inc.	366,480
4,000	United Parcel Service, Inc.	299,920
7,500	United Technologies
	Corporation	468,900
		2,721,276
	Transportation - 2.04%
14,000	UTI Worldwide, Inc.	418,600
	Total Basic Industry	4,823,346

	CONSUMER PRODUCTS
	& SERVICES - 13.20%
	Consumer Products - 9.46%
9,000	PepsiCo, Inc.	562,950
10,000	The Procter &
	Gamble Company	642,700
20,000	Sysco Corporation	735,200
		1,940,850
	Retailing - 3.74%
7,000	Target Corporation	399,350
8,000	Walgreen Company	367,120
		766,470
	Total Consumer Products
	& Services	2,707,320

		Market
Shares		Value
	EXCHANGE TRADED
	FUNDS - 4.01%
	Exchange Traded Funds - 4.01%
3,500	SPDR Trust Series 1	$495,915
14,000	Technology Select
	Sector SPDR Fund	325,920
	Total Exchange Traded Funds	821,835

	FINANCIAL SERVICES - 11.50%
	Financial Services - 10.27%
8,000	Citigroup, Inc.	445,600
2,800	The Goldman Sachs Group, Inc.	558,180
9,000	State Street Corporation	606,960
6,000	Zions Bancorporation	494,640
		2,105,380
	Real Estate Investment Trust - 1.23%
4,000	Developers Diversified
	Realty Corporation	251,800
	Total Financial Services	2,357,180

	HEALTH CARE - 18.99%
	Biotechnology - 6.00%
5,000	Amgen, Inc. (a)	341,550
4,000	Genentech, Inc. (a)	324,520
6,000	Genzyme Corporation (a)	369,480
3,000	Gilead Sciences, Inc. (a)	194,790
		1,230,340
	Medical Devices & Services - 12.99%
12,000	Biomet, Inc.	495,240
5,500	Covance, Inc. (a)	324,005
6,000	Medtronic, Inc.	321,060
9,000	Millipore Corporation (a)	599,400
4,000	ResMed, Inc. (a)	196,880
8,000	Stryker Corporation	440,880
6,000	Varian Medical Systems, Inc. (a)	285,420
		2,662,885
	Total Health Care	3,893,225

The accompanying notes are an integral part of these financial statements.

B A R R E T T
G R O W T H F U N D

Schedule of Investments
December 31, 2006
(Unaudited)
		Market
Shares		Value
	INFORMATION SERVICES - 13.27%
	Business Services - 8.96%
15,000	Automatic Data Processing, Inc.	$738,750
10,000	First Data Corporation	255,200
10,000	Paychex, Inc.	395,400
20,000	Western Union Company	448,400
		1,837,750
	Computer Services
	& Outsourcing - 4.31%
9,000	CACI International, Inc. (a)	508,500
14,000	SRA International, Inc. (a)	374,360
		882,860
	Total Information Services	2,720,610

	SOFTWARE/ELECTRONICS - 11.10%
	Electronics - 3.05%
12,000	Linear Technology Corporation	363,840
8,000	Microchip Technology
	Incorporated	261,600
		625,440
	Software - 8.05%
6,000	Autodesk, Inc. (a)	242,760
700	Google, Inc. (a)	322,336
27,000	Microsoft Corporation	806,220
8,000	Navteq Corporation (a)	279,760
		1,651,076
	Total Software/Electronics	2,276,516

	TELECOMMUNICATIONS
	SERVICES & EQUIPMENT - 2.67%
	Telecommunications & Data
	Network Equipment - 2.67%
20,000	Cisco Systems, Inc. (a)	546,600
	Total Telecommunication
	Services & Equipment	546,600
	Total Common Stocks
	(Cost $15,397,497)	20,146,632

Principal
Amount		Value
	VARIABLE RATE
	DEMAND NOTES # - 1.74%
$357,395	U.S. Bank, N.A., 5.07%	$357,395
	Total Variable Rate Demand
	Notes (Cost $357,395)	357,395
	Total Investments - 100.00%
	(Cost $15,754,892)	20,504,027
	Liabilities in Excess
	of Other Assets - 0.00%	(525)
	Total Net Assets - 100.00%	$20,503,502

(a)	Non-income producing security.
#
Variable rate demand notes are considered short-term obligations and are payable on demand at the market value. Interest rates change periodically at specified dates. The rates shown are as of December 31, 2006.

The accompanying notes are an integral part of these financial statements.

B A R R E T T
G R O W T H F U N D

Statement of Assets and Liabilities
December 31, 2006
(Unaudited)

ASSETS:
Investments in securities,
at market value
(Cost: $15,754,892)	$20,504,027
Receivable for fund shares sold	2,500
Dividends and interest receivable	26,215
Prepaid assets	27,965
Receivable from adviser	10,418
Total assets	20,571,125

LIABILITIES:
Accrued distribution
(12b-1) expenses	2,630
Accrued expenses	64,993
Total liabilities	67,623
Net assets applicable to
outstanding capital stock	$20,503,502

NET ASSETS CONSIST OF:
Capital stock	$17,983,256
Accumulated undistributed
net realized loss on investments	(2,231,401)
Unrealized appreciation
on investments	4,749,135
Accumulated undistributed
net investment income	2,512
Total net assets	$20,503,502

Shares outstanding (unlimited
shares of $0.001 par value
authorized)	1,770,039

Net asset value, offering and
redemption price per share	$11.58

Statement of Operations
For the Six Months Ended December 31, 2006
(Unaudited)

INVESTMENT INCOME:
Dividend income	$116,947
Interest income	11,402
Total investment income	128,349

EXPENSES:
Investment advisory fee	99,779
Professional fees	45,777
Distribution expenses	24,945
Administration fees	16,900
Shareholder servicing fees
and expenses	16,541
Fund accounting fees	12,880
Reports to shareholders	8,824
State registration fees	8,464
Trustees fees and expenses	6,622
Custody fees	2,924
Other expenses	8,318
Total expenses before
Adviser reimbursement	251,974
Less fees and expenses reimbursed
and waived by Adviser	(127,250)
Net expenses	124,724
Net investment income	3,625

NET REALIZED AND
UNREALIZED GAINS:
Net realized gain on investments	1,064,682
Net change in unrealized
appreciation on investments	834,946
Net realized and unrealized
gains on investment securities	1,899,628
Net increase in net assets
resulting from operations	$1,903,253

The accompanying notes are an integral part of these financial statements.

B A R R E T T
G R O W T H F U N D

Statement of Changes in Net Assets
	Six Months Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006
OPERATIONS:
Net investment income (loss)	$3,625	$(32,865)
Net realized gain on investments	1,064,682	542,409
Net change in unrealized appreciation on investments	834,946	915,643
Net increase in net assets resulting from operations	1,903,253	1,425,187

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	887,112	2,898,852
Cost of shares redeemed	(2,029,196)	(2,507,826)
Net increase (decrease) in net assets from capital share transactions	(1,142,084)	391,026

TOTAL INCREASE IN NET ASSETS	761,169	1,816,213

NET ASSETS:
Beginning of period	$19,742,333	$17,926,120
End of period	$20,503,502	$19,742,333

The accompanying notes are an integral part of these financial statements.

B A R R E T T
G R O W T H F U N D

Financial Highlights

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Six Months Ended December 31, 2006		Years Ended June 30,
	(Unaudited)	2006	2005	2004	2003	2002
NET ASSET VALUE
Beginning of period	$10.53	$9.72	$9.39	$8.12	$8.07	$10.35
OPERATIONS
Net investment income (loss)[1]	0.00[2]	(0.02)	(0.02)	(0.02)	(0.00)[2]	(0.01)
Net realized and unrealized
gains (losses) on securities	1.05	0.83	0.35	1.29	0.05	(2.27)
Total from investment operations	1.05	0.81	0.33	1.27	0.05	(2.28)
NET ASSET VALUE
End of period	$11.58	$10.53	$9.72	$9.39	$8.12	$8.07

Total return	9.97%[3]	8.33%	3.51%	15.64%	0.62%	(22.03)%
Net assets at end of period
(000s omitted)	$20,504	$19,742	$17,926	$17,426	$14,899	$14,848
RATIO OF EXPENSES
TO AVERAGE NET ASSETS
Before expense reimbursement	2.53%[4]	2.63%	2.64%	2.79%	2.60%	2.48%
After expense reimbursement	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement	(1.24)%[4]	(1.55)%	(1.62)%	(1.74)%	(1.35)%	(1.35)%
After expense reimbursement	0.04%[4]	(0.17)%	(0.23)%	(0.20)%	0.00%	(0.12)%
Portfolio turnover rate	35%[3]	38%	56%	51%	23%	38%

[1]	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
2	Amount is less than $.005 per share.
3	Not Annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

B A R R E T T
G R O W T H F U N D

Notes to the Financial Statements
For the Six Months Ended December 31, 2006 (Unaudited)

1. ORGANIZATION
The Barrett Growth Fund (the “Fund”) is a diversified series of The Barrett Funds (the “Trust”), a statutory trust organized on September 29, 1998 in the  state of Delaware that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.The Barrett Growth Fund is currently the only series of the Trust. The Fund commenced operations on December 29, 1998. Barrett Associates, Inc., serves as the investment adviser (the “Adviser”) for the Fund and is responsible for managing the Fund’s portfolio of securities

2. SIGNIFICANT ACCOUNTING POLICIES	a) Investment Valuation
All equity securities that are traded on a national securities exchange, except  those listed on the Nasdaq National Market® and Small CapSM exchanges (“Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on the Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. Government securities and other debt securities are valued using the mean between the closing bid and asked prices provided by a pricing service at the close of the NYSE. The value of these securities used in computing the NAV is determined as of such time. Short-term debt securities, having a maturity of less than 60 days, are valued at amortized cost, which approximates market value.

The current value of any option held by the Fund is its last reported sale price on the exchange on which the security underlying the option is principally traded. Lacking any sales that day, options are valued at the mean between the bid and asked quotations at the close of the exchange.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent the fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under the procedures approved by the Fund’s Board of Trustees. The fair value of such securities is determined in good faith by taking into account relevant factors and surrounding circumstances, which can include, but are not limited to: (i) fundamental analytical data relating to the investment in the security; (ii) nature and duration of any restriction on the disposition of the security; (iii) evaluation of the forces that influence the market in which the security is purchased and sold; (iv) type of security or asset; (v) financial statements of issuer; (vi) cost at date of purchase; (vii) size of holding; (viii) discount from market value of unrestricted securities of the same class at the time of purchase; (ix) special reports prepared by analysts; (x) information as to any transactions or offers with respect to the security; (xi) existence of

B A R R E T T
G R O W T H F U N D

merger proposals or tender offers affecting the security; (xii) price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters; (xiii) most recent closing market prices; (xiv) the value of other financial instruments, including derivative securities, traded on other markets or among dealers; (xv) trading volumes on markets, exchanges, or among dealers; (xvi) values of baskets of securities traded on other markets, exchanges, or among dealers; (xvii) changes in interest rates; (xviii) observations from financial institutions; (xix) government (domestic or foreign) actions or pronouncements; and (xx) other news events.

b) Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes “ (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2006 the Fund had accumulated capital loss carryforwards for tax purposes of $3,537,055. Of this amount, $927,937 expires June 30, 2010, $1,599,423 expires June 30, 2011 and $1,009,695 expires June 30, 2012. The Fund utilized $593,886 of prior year capital loss carryover in the current year.

In September, 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

B A R R E T T
G R O W T H F U N D

c) Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

d) Other
Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

3. AGREEMENTS	The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that the Fund’s total operating expenses do not exceed 1.25% of its average daily net assets until October 31, 2007. Accordingly, during the six-months ended December 31, 2006, the Adviser waived advisory fees and paid fund expenses in the amount of $127,250. Any such waiver or expense payment is subject to later adjustment to allow the Adviser to recoup amounts waived or paid to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. Waived/paid expenses subject to potential recovery by year of expiration are as follows: the 12b-1 Plan shall be used to reimburse the Fund’s distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

Year of Expiration	Recoverable Amount
6/30/07	$253,552
6/30/08	$249,592
6/30/09	$259,501

4. DISTRIBUTION PLAN	The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund may reimburse the Fund’s distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to reimburse the Fund’s distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

B A R R E T T
G R O W T H F U N D

5. INVESTMENT TRANSACTIONS	The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six-months ended December 31, 2006 were as follows:

Purchases	Sales
$6,851,473	$7,707,431

6. SHARES OF		Six-Months Ended	Year Ended
BENEFICIAL		December 31, 2006	June 30, 2006
INTEREST	Shares sold	77,797	271,212
	Shares redeemed	(183,467)	(239,579)
	Net decrease in shares	(105,670)	31,633
	Shares outstanding:
	Beginning of period	1,875,709	1,844,076
	End of period	1,770,039	1,875,709

7. DISTRIBUTIONS TO SHAREHOLDERS
There were no distributions paid to shareholders during the six-months ended December 31, 2006 and during the fiscal years ended June 30, 2006 and 2005.
At June 30, 2006, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of investments	$15,462,260
Appreciation	$4,683,682
(Depreciation)	(529,634)
Net unrealized appreciation on investments	4,154,048
Post-October losses	—
Other accumulated losses	$(3,537,055)
Total accumulated losses	$616,993

The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to the return of capital distributions from REIT securities and tax-free transfer of securities.

At June 30, 2006, the Fund did not have any distributable earnings.

On the Statement of Assets and Liabilities, Capital Stock, Accumulated undistributed net realized loss on investments, and Accumulated undistributed net investment loss were adjusted by $(39,522), $6,657, and $32,865, respectively for permanent tax adjustments. The permanent differences relate to net operating losses, return of capital distributions from REITS, and sales of REIT securities.

B A R R E T T
G R O W T H F U N D

Additional Information
(UNAUDITED)

1. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS
     INDEPENDENT TRUSTEES
# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Directorships
	Held with	and Length of	Principal Occupation	Overseen	Held by
Name, Age and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee
Gerard E. Jones (69)	Trustee	Indefinite Term	Independent Trustee of the	1	Tractor
c/o Barrett Associates, Inc.	and	as Trustee	Trust since August 2003;		Supply
90 Park Avenue	Chairman	8 Years Served	Trustee Emeritus of the Trust		Company
New York, NY 10016	of the	and Two-Year	from 2000 to 2003; Independent
	Board	Term as	Trustee of the Trust from its
		Chairman	inception in 1998 to December
		1 Year Served	2000; Managing Partner, Gerard
E. Jones, P.C., since April 2003;
Advisor, Corporate Governance
Advisors, since April 2003; Of
Counsel, Shipman & Goodwin,
LLP from 2001 to 2003; Partner,
Bingham McCutchen, LLP, formerly
known as Richards & O’Neil,
LLP, from 1972 through 2001.

Ronald E. Kfoury (48)	Trustee	Indefinite Term	Independent Trustee of the	1	None
c/o Barrett Associates, Inc.		8 Years Served	Trust since its inception in 1998;
90 Park Avenue			Managing Director, Arpent
New York, NY 10016			(software and professional
services company) since October
2006; Chief Executive Officer of
Clockware, Inc. (software
company) from November 2000
through October 2006; Managing
Director, Analect, Limited
(management consulting)
from 1992 through 2000.

B A R R E T T
G R O W T H F U N D

	Position(s)	Term of Office
	Held with	and Length of	Principal Occupation
Name, Age and Address	the Trust	Time Served	During Past Five Years
INDEPENDENT TRUSTEES (Continued)
Edward M. Mazze, PhD. (65)	Trustee	Indefinite Term	Independent Trustee of the Trust	1	Washington
c/o Barrett Associates, Inc.		6 Years Served	since January 2001; Distinguished		Trust
90 Park Avenue			University Professor of Business		Bancorp,
New York, NY 10016			Administration, University of		Inc.;
			Rhode Island since 2006; Dean,		Technitrol,
			College of Business Administration		Inc.
			of the University of Rhode Island		(electronics
			(1998-2006); Director, Technitrol Inc.		manu-
			since 1985; Director, Washington		facturer)
Trust Bancorp. Inc. since 2000;
Honorary Board Member,
Delaware Valley College of
Science and Agriculture since
1997; Dean of the Belk College
of Business Administration of
The University of North Carolina
at Charlotte from 1993 to 1998.

OFFICERS
Peter H. Shriver (54)	President	Indefinite Term	President of Barrett Associates,
90 Park Avenue		8 Years Served	Inc. since April 2004; previously
New York, NY 10016			Executive Vice President and
Managing Director of Barrett
Associates, Inc. since 1989.

Paula J. Elliott (56)	Secretary	Indefinite Term	Vice President of Barrett
90 Park Avenue	&	8 Years Served	Associates, Inc. since 1995 and
New York, NY 10016	Treasurer		Assistant Treasurer for Barrett
Associates, Inc. since July 2004.
AML Compliance Officer from
February 2003 to September 2004
and Compliance Officer from
January 2004 to September 2004
for the Barrett Growth Fund.

Robert J. Milnamow (56)	Vice	Indefinite Term	Managing Director and Director
90 Park Avenue	President	2 Years Served	of Research of Barrett Associates,
New York, NY 10016			Inc. since November 2003;
previously Managing Member at
Thayer Pond LLC since 2001 and
Senior Portfolio Manager at
Rockefeller & Co. from 1998-2001.

B A R R E T T
G R O W T H F U N D

	Position(s)	Term of Office
	Held with	and Length of	Principal Occupation
Name, Age and Address	the Trust	Time Served	During Past Five Years
OFFICERS (Continued)

Todd F. Kuehl (37)	Chief	Indefinite Term	Vice President, Legg Mason Office
c/o Barrett Associates, Inc.	Com-	Less than	of the Chief Compliance Officer
90 Park Avenue	pliance	1 Year	(since February 2006); Branch
New York, NY 10016	Officer and	Served	Chief, Office of Investment
	Anti-Money		Company Regulation, Division
	Laundering		of Investment Management,
	Compliance		Securities and Exchange
	Officer		Commission (2002-2006); Vice
President, Deutsche Asset
Management (1998-2002).

Audit Committee

As of December 31, 2006 the Audit Committee was made up of all of the Independent Trustees as follows: Ronald E. Kfoury, Gerard E. Jones and Dr. Edward M. Mazze. Pursuant to its Charter, the Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Audit Committee generally meets twice each year with the independent registered public accounting firm.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at (877) 363-6333.

2. AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Barrett Growth Fund’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. The actual voting records relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge, upon request, by calling toll-free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Barrett Growth Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The complete schedules of the Fund’s holdings for the second and fourth quarters of each year are contained in the Fund’s semi-annual and annual shareholder reports, respectively, which are filed with the SEC on Form N-CSR. The Fund’s Forms N-Q and Forms N-CSR are available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A list of the Fund’s top ten holdings is also available on the Adviser’s website at www.barrettassociates.com on or about 30 days following each quarter end.

B A R R E T T
G R O W T H F U N D

4. INVESTMENT ADVISORY AGREEMENT DISCLOSURE

Basis for Approval of the Fund’s Investment Management Agreement

The Board of Trustees is responsible for overseeing the performance of the Fund’s investment manager and determining whether to continue the Investment Management Agreement (the “Management Agreement”) between the Fund and the Adviser each year. At a meeting of the Board of Trustees held on September 13, 2006, the Board of Trustees, including the Independent Trustees, unanimously approved the renewal of the Fund’s Management Agreement. The Board considered a variety of factors in connection with its review of the Management Agreement, including information furnished specifically for consideration of its renewal and information that had been provided throughout the year at regular board meetings. In advance of the meeting on September 13, 2006, the Independent Trustees requested, received and reviewed materials specifically relating to the continuation of the Management Agreement. The requested information included special reports comparing the Fund’s investment performance with those of other mutual funds deemed comparable to the Fund as well as performance comparisons to an appropriate index. The materials also included information regarding comparative advisory fee rates and expense ratios and the Advisor’s profitability and financial condition, including advisory fee revenue and separate account advisory fee schedules.

In considering these materials, the Independent Trustees received assistance and advice from, and met separately with, independent counsel. The Board of Trustees received a memorandum from independent legal counsel discussing the factors generally regarded as appropriate to consider in their evaluation of advisory arrangements and a copy of the Management Agreement. Based upon its review of such material and information together with other relevant information, the Board of Trustees, including a majority of Independent Trustees, concluded that the existing Management Agreement was fair and reasonable and that its continuance was in the best interest of Fund shareholders. In reaching this decision, the Board of Trustees took into account a combination of factors, including the (i) nature, extent and quality of services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits realized by the Adviser from the relationship with the Fund; (iv) the extent of which economies of scale may be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of investors; as well as other relevant considerations such as the management fee and the reasonableness of expenses charged to the Fund. The following is a summary of the Board’s discussion and views regarding these factors.

Nature, Extent and Quality of Services Provided

The Trustees considered the nature, quality and extent of portfolio management, administrative and shareholder services performed by the Adviser, including its established long-term history of care and conscientiousness in the management of the Fund; demonstrated consistency in investment approach; background and experience of the Adviser’s portfolio managers responsible for managing the Fund; the Adviser’s performance in the areas of compliance, administration, shareholder communication, supervision of the Fund operations and general oversight of other service providers; favorable peer group comparisons of expense ratios in conjunction with management fee comparisons and the Fund’s historical performance. In particular, the Independent Trustees took into account the comparisons, the Fund’s historical performance and the Adviser’s consistent willingness to subsidize the cost of the Fund’s operations through its contractual expense limitation agreement with the Fund. The Independent Trustees concluded that the services provided by the Adviser to the Fund are valuable and that the Adviser consistently delivered a high level of service.

Investment Performance

The Trustees considered both the short-term and long-term performance of the Fund. The Board reviewed the Fund’s average annual total return over various periods, as well as the Fund’s year-by-year returns, and compared these returns with data supplied by an independent provider of mutual fund data on the returns of its peer group and relevant indices.

B A R R E T T
G R O W T H F U N D

The Trustees also considered the Fund’s compliance with its specific investment objectives and investment restrictions. Based on these considerations, the Trustees concluded that the Adviser was delivering favorable performance for Fund investors consistent with the Fund’s long-term investment strategies. The Trustees also noted that the investment performance of the Fund appeared to be consistent with the performance of other clients of the Adviser.

Costs of the Service to be Provided to the Fund and the Profits to be Realized by the Adviser from the Relationship with the Fund.

The Trustees considered the Fund’s advisory fee rate and expense ratio relative to industry averages for similar mutual funds and relative to advisory fees charged by the Adviser to other (non-fund) clients. In considering the reasonableness of expenses, the Trustees reviewed the advisory fee charged to the Fund in relation to similar funds and the contractual expense limitation arrangement. Emphasis was placed on the Fund’s overall comparative expense ratio within its peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided to the Fund under separate agreements. The Trustees concluded that costs incurred by the Fund for the services it receives (including the advisory fee paid to the Adviser) were reasonable and that the fees are acceptable based upon the qualifications, experience, reputation and performance of the Adviser and the relatively low expense ratio of the Fund.

The Trustees also reviewed financial statement information regarding the Adviser and its parent company and considered the Adviser’s profitability relative to the multiple services provided. The Trustees noted that the Adviser has consistently waived receipt of its advisory fee in order to subsidize the Fund’s operations to the financial detriment of the Adviser, but which demonstrated a commitment to act in the best interests of the Fund and its shareholders. The Trustees considered potential ancillary or “fall-out” benefits (including the allocation of Fund brokerage and the receipt of research from unaffiliated brokers) that that Adviser might receive as a result of its relationship with the Fund, and concluded that these benefits are reasonable. The Trustees also noted the extent of additional administrative services performed by the Adviser for the Fund, and that the magnitude of costs and risks born by the Adviser in rendering management services to the Fund (including risks in compliance, securities valuation and investment management processes) are increasing. The Trustees concluded that the profitability of the Adviser’s relationship with the Fund (including fall-out benefits) was fair and reasonable.

Extent of Economies of Scale

The Trustees considered whether there have been any economies of scale with respect to the management of the Fund, and whether the advisory fee rate is reasonable in relation to the Fund’s assets and any economies of scale that may exist. The Trustees recognized that the Adviser’s cost of providing investment management, administrative and compliance services to the Fund has increased, and that the Adviser is operating the Fund at a loss. The Trustees’ decision to renew the Management Agreement was made after careful evaluation of any potential economies of scale and review of comparable fund expense ratios. The Trustees noted that they would perform further review of the advisory fee rate as the Fund’s assets grow.

Conclusions

Based on their evaluation of all material factors and assisted by the advice of independent legal counsel to the
Independent Trustees, the Trustees, including the Independent Trustees, concluded that the advisory fee structure was fair and reasonable, that the Fund was paying a competitive fee for the services provided, that the scope and quality of the Adviser’s services to the Fund were consistent with the Fund’s operational requirements, and that the approval of the Management Agreement was in the best interests of the Fund and its shareholders.

(This Page Intentionally Left Blank.)

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER
Barrett Associates, Inc.
90 Park Avenue
New York, NY 10016

DISTRIBUTOR
Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD 21202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations 1555 RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal/chief executive officer and principal/chief financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal/chief executive officer and principal/chief financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding the required disclosure.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics [Not applicable for semi-annual reports]

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Barrett Funds

By (Signature and Title)*	/s/ Peter H. Shriver
Peter H. Shriver, President

Date 2/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter H. Shriver
Peter H. Shriver, President

Date 2/28/07

By (Signature and Title)*	/s/ Paula J. Elliott
Paula J. Elliott, Treasurer

Date 2/28/07

* Print the name and title of each signing officer under his or her signature.

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